Investments in joint ventures and associates	12 Months Ended
Mar. 31, 2024
Investments accounted for using equity method [abstract]
Investments in joint ventures and associates	16. Investments in joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence. They are accounted for using the equity method. A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to a share of the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2024			2023
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	154	1,146	1,300	277	961	1,238
Exchange adjustments	(3)	(28)	(31)	20	52	72
Additions	13	319	332	40	157	197
Share of post-tax results for the year	9	28	37	9	162	171
Share of other comprehensive income of associates, net of tax	—	—	—	1	—	1
Dividends received	(15)	(152)	(167)	(30)	(152)	(182)
Disposals¹	(1)	—	(1)	(167)	—	(167)
Other movements²	1	(51)	(50)	4	(34)	(30)
Share of net assets at 31 March	158	1,262	1,420	154	1,146	1,300
1.Disposals in the prior year included the sale of the Group’s 26.25% minority ownership interest in the Millennium Pipeline Company LLC.
2.Other movements relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the
Group’s share of joint ventures.
A list of joint ventures and associates, including the name and proportion of ownership, is provided in note 34. Transactions with and outstanding balances with joint ventures and associates are shown in note 31. The joint ventures and associates have no significant contingent liabilities to which the Group is exposed and the Group has no significant contingent liabilities in relation to its interests in the joint ventures and associates. The Group has capital commitments in relation to its joint ventures and associates of £1,286 million (2023: £412 million), which primarily relate to the funding of new capital investment projects.
The following table describes the Group’s material joint ventures and associates at 31 March 2024:

Joint venture[1]	% stake
BritNed Development Limited	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between Great Britain and Belgium, which became operational on 31 January 2019.
Emerald Energy Venture, LLC	51%	Emerald is a joint venture with Washington State Investment Board which builds and operates wind and solar assets. Emerald was acquired on 11 July 2019.
Community Offshore Wind, LLC	27.3%
Community Offshore Wind is a joint venture with RWE Renewables. The joint venture owns six seabed leases in the northeastern US and is developing an offshore wind project which will play a key role in supplying clean energy to customers in New York.

1.The joint ventures have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
16. Investments in joint ventures and associates continued
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	376	397	478	514	2,171	1,598	1,005	925
Cash and cash equivalents	69	208	46	77	206	169	40	19
All other current assets	36	29	6	8	16	14	42	—
Non-current liabilities	(57)	(55)	(3)	(3)	(249)	(244)	(20)	(19)
Non-current financial liabilities	(31)	(31)	(32)	(32)	(643)	(398)	—	—
Current liabilities	(39)	(34)	(55)	(131)	(217)	(131)	(1)	(3)
Current financial liabilities	—	—	—	—	(10)	(95)	—	—
Net assets	354	514	440	433	1,274	913	1,066	922
Group’s ownership interest in joint venture/associate	177	257	220	217	650	466	291	251
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	(123)	(85)	—	—
Carrying amount of the Group’s investment	177	257	220	217	527	381	291	251

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	158	358	109	88	87	75	—	—
Depreciation and amortisation	(16)	(16)	(23)	(23)	(38)	(29)	—	—
Other (costs)/income	(25)	22	(15)	(1)	(152)	(46)	—	1
Operating profit/(loss)	117	364	71	64	(103)	—	—	1
Net interest expense	(2)	(2)	—	(7)	(9)	(6)	—	—
Profit/(loss) before tax	115	362	71	57	(112)	(6)	—	1
Income tax expense	(31)	(82)	(17)	(11)	—	—	—	—
Profit/(loss) for the year	84	280	54	46	(112)	(6)	—	1
Group’s share of profit/(loss)	42	140	27	23	(57)	(3)	—	—
Group adjustment: tax credit	—	—	—	—	15	1	—	—
Group’s share of post-tax results for the year	42	140	27	23	(42)	(2)	—	—

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Subsidiary undertakings
A list of the Group’s subsidiaries as at 31 March 2024 is given below. The entire share capital of subsidiaries is held within the Group except where the Group’s ownership percentages are shown. These percentages give the Group’s ultimate interest and therefore allow for the situation where subsidiaries are owned by partly owned intermediate subsidiaries. Where subsidiaries have different classes of shares, this is largely for historical reasons, and the effective percentage holdings given represent both the Group’s voting rights and equity holding. Shares in National Grid (US)
Holdings Limited, National Grid (US) Investments 2 Limited*, National Grid Hong Kong Limited*, National Grid Luxembourg SARL and NGG Finance
plc are held directly by National Grid plc. All other holdings in subsidiaries are owned by other subsidiaries within the Group. All subsidiaries are consolidated in the Group’s financial statements. The Group does not have any branches.
Principal Group companies are identified in bold. These companies are incorporated and principally operate in the countries under which they are shown. All entities incorporated in the US are taxed in the US on their worldwide income other than where indicated in the footnotes below.
Other entities are tax resident in their jurisdiction of incorporation other than where indicated in the footnotes below.
Incorporated in England and Wales
Registered office: 1–3 Strand, London, WC2N 5EH, UK (unless stated otherwise in footnotes).

Birch Sites Limited
Carbon Sentinel Limited
Central Networks Trustees Limited[1]
Hyder Profit Sharing Trustees Limited[1]
Icelink Interconnector Limited
Kelston Properties 2 Limited[1]
Lattice Group Employee Benefit Trust Limited
Lattice Group Limited
Lattice Group Trustees Limited
NatGrid One Limited[2]*
NatgridTW1 Limited
National Energy System Operator Limited
National Grid (US) Holdings Limited[3]
National Grid (US) Investments 2 Limited[2]*
National Grid (US) Investments 4 Limited[3]
National Grid (US) Partner 1 Limited[3]
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Continental Limited
National Grid Distributed Energy Limited
National Grid Electricity Distribution (East Midlands) plc[1]
National Grid Electricity Distribution (South Wales) plc[1]
National Grid Electricity Distribution (South West) plc[1]
National Grid Electricity Distribution (West Midlands) plc[1]
National Grid Electricity Distribution Generation Limited[1]
National Grid Electricity Distribution Holdings Limited[1]
National Grid Electricity Distribution Investments Limited[1]
National Grid Electricity Distribution Midlands Limited[1]
National Grid Electricity Distribution Network Holdings Limited[1]
National Grid Electricity Distribution plc[1]
National Grid Electricity Distribution Property Investments Limited[1]
National Grid Electricity Group Trustee Limited
National Grid Electricity System Operator Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Grain LNG Limited
National Grid Helicopters Limited[1]
National Grid Holdings Limited[3]
National Grid Holdings One plc

National Grid Hydrogen Limited
National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited[3]
National Grid Lion Link Limited
National Grid Nautilus Limited
National Grid North Sea Link Limited
National Grid Partners Limited
National Grid Plus Limited
National Grid Property Holdings Limited
National Grid Telecoms Limited[1]
National Grid Twelve Limited
National Grid Twenty Eight Limited
National Grid Twenty Seven Limited
National Grid Twenty Three Limited[2]*
National Grid UK Limited
National Grid UK Pension Services Limited[2]*
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NG Nominees Limited[3]
NGC Employee Shares Trustee Limited
NGG Finance plc
Ngrid Intellectual Property Limited
Port Greenwich Limited
Sheet Road Management Company Limited (51%)[4]
South Wales Electricity Share Scheme Trustees Limited[1]
Thamesport Interchange Limited
The National Grid Group Quest Trustee Company Limited
Warwick Technology Park Management Company (No 2) Limited (60.56%)[5]
Western Power Pension Trustee Limited[1]
WPD Share Scheme Trustees Limited[1]
WPD WEM Holdings Limited[1]
WPD WEM Limited[1]
WW Share Scheme Trustees Limited[1]
1.Registered office: Avonbank, Feeder Road, Bristol, Avon, BS2 0TB, UK.
2.Registered office: C/o Interpath Limited, 10 Fleet Place, London, EC4M 7RB, UK.
3.Companies where National Grid plc has issued guarantees over the liabilities of the companies as at 31 March 2024 and for which the companies are taking the exemption from the requirements of an audit for their individual financial statements as permitted by section 479A of the Companies Act.
4.Registered office: Netley Old Hall Farm, Dorrington, Shrewsbury, SY5 7JY, UK.
5.Registered office: Shire Hall, PO Box 9, Warwick, CV34 4RL, UK.
*In liquidation.
Incorporated in the US
Registered office: National Registered Agents, Inc., 1209 Orange Street, Wilmington, DE 19801, USA (unless stated otherwise in footnotes).

Apple River Solar, LLC
Armenia Solar, LLC
Ashland Solar, LLC
Athens Solar, LLC
Autauga Solar, LLC
Bazile Creek Wind Farm, LLC
Bee Hollow Solar, LLC
Belle Plaine Solar, LLC
Benevolent Solar, LLC
Blaze Solar, LLC
Blevins Storage, LLC
Blue Ridge Wind, LLC
Blue Spring Solar, LLC
Blues Solar, LLC
Boone Solar, LLC
Boston Gas Company[1]
Brock Solar, LLC
Broken Bridge Corp.[2]
Brook Trout Solar, LLC
Burley Solar, LLC
Burr Ridge Wind, LLC
Cage Ranch Solar II, LLC
Cage Ranch Solar III, LLC
Cage Ranch Solar, LLC
Caldwell Solar II, LLC
Caldwell Solar, LLC
Camp Creek Wind Farm, LLC
Carnation Solar, LLC
Cattle Ridge Wind Farm 2, LLC
Cedar Grove Solar, LLC
Charter Oak Solar, LLC
Charter Oak Storage, LLC
Clay Boswell Solar, LLC
Clermont Solar, LLC
Coles Solar, LLC
Compass Prairie Wind, LLC
Conestoga Wind, LLC
Creekview Solar, LLC
Crocker Wind Farm 2, LLC
Dakota Hills Wind Farm, LLC
Deatsville Solar, LLC
Donnellson Solar, LLC
Doorstep Community LLC[3]
Elburn Solar, LLC
Eldena Solar, LLC
Elk Creek Solar 2, LLC
Elk Creek Solar, LLC
EUA Energy Investment Corporation[1]
Exie Solar, LLC
Falls City Solar, LLC
Firstview Wind Farm, LLC
Fort Solar, LLC
Front Range Wind Farm, LLC
Galaxy Solar, LLC
Golden Solar, LLC
Goldendale Solar, LLC
Goldenrod Wind Farm, LLC
Goldfinch Solar, LLC
Granite State Power Link LLC[3]
Grant Solar 2, LLC
Grant Solar, LLC
Grayson Solar, LLC
Greenbrier Creek Solar, LLC
Greenwood Solar, LLC
Grid NY LLC[4]
Grindstone Wind Farm, LLC[5]
Hale County Solar, LLC
Hansford Energy Storage, LLC
Harmony Solar ND 2, LLC
Harmony Solar ND, LLC
Harrington Solar, LLC
Hartley Solar, LLC
Hearth Solar, LLC
High View Property, LLC
Honeybee Solar, LLC
Hoosier Solar, LLC
Hoskins Solar, LLC
Illumination Solar, LLC
Itasca Energy Development, LLC[6]
Itasca Energy Services, LLC

Jack Rabbit Wind, LLC
Jackson County Solar, LLC
KeySpan CI Midstream Limited[3]
KeySpan Energy Corporation[4]
KeySpan Energy Services Inc.[3]
KeySpan Gas East Corporation[4]
KeySpan International Corporation[3]
KeySpan MHK, Inc.[3]
KeySpan Midstream, Inc.[3]
KeySpan Plumbing Solutions, Inc.[4]
Kit Carson Wind, LLC
Kit Fox Storage, LLC
Knox Solar, LLC
Kota Storage, LLC
KSI Contracting, LLC[3]
KSI Electrical, LLC[3]
KSI Mechanical, LLC[3]
Lake Charlotte Solar, LLC
Lakeside Solar, LLC
Land Management & Development, Inc.[4]
Landwest, Inc.[4]
Lansing Solar, LLC
Las Moras Storage, LLC
Leola Wind Farm, LLC
Liberty Solar, LLC
Livingston County Solar, LLC
Long Mount Storage, LLC
Lordsburg Solar, LLC
Louisa Solar, LLC
Lowlands Solar, LLC
Lydia Solar, LLC
Massachusetts Electric Company[1]
Maverick Wind Farm, LLC
Meadowlands Solar, LLC
Mentha Solar, LLC
Metrowest Realty LLC[3]
Millers Ferry Solar, LLC
Morgan County Solar, LLC
Morning Glory Solar, LLC[6]
Muddy Creek Solar, LLC
Mustang Ridge Wind Farm, LLC
Mystic Steamship Corporation[7]
Nantucket Electric Company[1]
National Grid Development Holdings Corp.[3]
National Grid Electric Services LLC[4]
National Grid Energy Trading Services LLC[4]
National Grid Engineering & Survey Inc.[4]
National Grid Generation LLC[4]
National Grid Generation Ventures LLC[4]
National Grid Glenwood Energy Center LLC[3]
National Grid IGTS Corp.[4]
National Grid Insurance USA Ltd[8]
National Grid LNG LLC[3]
National Grid NE Holdings 2 LLC[1]
National Grid North America Inc.[3]
National Grid Partners Inc.[4]
National Grid Partners LLC[3]
National Grid Port Jefferson Energy Center LLC[3]
National Grid Renewables Development, LLC
National Grid Renewables E Wind, LLC[9]
National Grid Renewables Operations, LLC[3]
National Grid Renewables Projects, LLC[6]
National Grid Renewables Stutsman, LLC
National Grid Renewables, LLC[3]
National Grid Services Inc.[3]
National Grid US LLC[3]
National Grid USA Service Company, Inc.[1]
National Grid USA[3]
NEES Energy, Inc.[1]
New England Electric Transmission Corporation[2]
New England Energy Incorporated[1]
New England Hydro Finance Company, Inc. (53.704%)[1]
New England Hydro-Transmission Corporation (53.704%)[2]
New England Hydro-Transmission Electric Company, Inc. (53.704%)[1]
New England Power Company[1]
Newport America Corporation[10]
Newton Solar, LLC
NG Renewables Energy Marketing, LLC[3]
NG Renewables Energy Services, LLC
NG Renewables Remote Operations Center, LLC

NGNE LLC[3]
NGV Emerald Energy Venture Holdings, LLC[3]
NGV H2 Holdings LLC[3]
NGV LNG Holdings LLC[3]
NGV OSW Holdings, LLC[3]
NGV US Distributed Energy Inc.[3]
NGV US Transmission Inc.[3]
NGV US, LLC[3]
Niagara Mohawk Energy, Inc.[3]
Niagara Mohawk Holdings, Inc.[4]
Niagara Mohawk Power Corporation[4]
Niobrara Wind, LLC
NM Properties, Inc.[4]
Noble Solar, LLC[11]
Nordic VOS, LLC
North East Transmission Co., Inc.[3]
North Fork Wind, LLC
Northeast Renewable Link LLC[3]
Opinac North America, Inc.[3]
Peony Solar, LLC
Philadelphia Coke Co., Inc.[3]
Pike County Solar, LLC
Pipestone Solar, LLC
Plum Creek Wind Farm 2, LLC
Plum Creek Wind Farm, LLC
Port of the Islands North, LLC[4]
Portage Solar, LLC
Prairie Oasis Solar, LLC
Prairie Rose Wind 2, LLC[6]
Prosperity Wind Farm 2, LLC
Prosperity Wind Farm, LLC
Red Rock Solar SD, LLC
Regal Solar 2, LLC
Regal Solar, LLC
Reunion Solar, LLC
River North Solar, LLC
Robertson Solar, LLC
Rock Ridge Wind Farm, LLC
Rolling Hills Solar, LLC
Royal Solar 2, LLC
Royal Solar, LLC
Royerton Solar, LLC
Saginaw Bay Solar, LLC

Saltillo Storage, LLC
Sandstone Creek Solar 2, LLC
Sandstone Creek Solar, LLC
Sapphire Sky Wind Farm, LLC
Sherco Solar 2, LLC[6]
Sherco Solar 3, LLC
Silver City Solar, LLC
Simpson Solar, LLC
Spring Brook Solar, LLC
Spring River Solar, LLC
Stony Brook Wind, LLC
Stony Point Solar, LLC
Stove Creek Solar, LLC
Summit Lake Solar, LLC
Sunbeam Solar, LLC
Sunrise Solar, LLC
Sycamore Creek Solar, LLC
Tejano Storage, LLC
Thacker Solar, LLC
The Brooklyn Union Gas Company[4]
Torchlight Solar, LLC[6]
Transgas Inc.[1]
Tri-City Solar, LLC
Uintah Solar, LLC
Upper Hudson Development, Inc.[4]
Valley Solar, LLC
Vermont Green Line Devco, LLC (90%)[3]
Violet Storage, LLC
Virgo Community Solar Gardens, LLC[6]
Virtue Solar, LLC
Vivid Solar, LLC
Wallowa Solar, LLC
Wayfinder Group, Inc.[1]
White Elm Wind Farm, LLC
Wildcat Ridge Wind Farm, LLC
Wilder Solar, LLC
Wildhorse Creek Solar, LLC
Willard Solar, LLC
Williams County Solar, LLC
Wiregrass Solar, LLC
Woodlands Solar, LLC
Worthington Solar, LLC
Young County Solar, LLC
Incorporated in Guernsey
Registered office: 1st & 2nd Floors Elizabeth House, Les Ruettes Brayes,
St Peter Port, GY1 1EW, Guernsey, Channel Islands
NG Electricity Distribution Limited†
Incorporated in Hong Kong
Registered office: 5/F, Manulife Place, 348 Kwun Tong Road, Kowloon, Hong Kong
National Grid Hong Kong Limited*†
Incorporated in the Isle of Man
Registered office: Third Floor, St George’s Court, Upper Church Street,
Douglas, IM1 1EE, Isle of Man, UK
National Grid Insurance Company (Isle of Man) Limited
Incorporated in Luxembourg
Registered office: 412F, Route d’Esch, L-2086, Luxembourg, Grand Duchy of Luxembourg
National Grid Luxembourg SARL
1.Registered office: Corporation Service Company, 84 State Street, Boston MA 02109, USA.
2.Registered office: Corporation Service Company, 10 Ferry Street, Suite 313, Concord NH 03301, USA.
3.Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, USA.
4.Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
5.Registered office: National Registered Agents Inc., 30600 Telegraph Road, Suite 2345, Bingham Farms MI 48025-5720, USA.
6.Registered office: 8400 Normandale Lake Blvd., Suite 1200, Bloomington MN 55437, USA.
7.Registered office: Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801, USA.
8.Registered office: 100 Bank Street, Suite 630, Burlington, Chittenden County VT 05401, USA.
9.Registered office: National Registered Agents, Inc., 301 S. Bedford Street, Suite 1, Madison WI 5, USA.
10.Registered office: Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, USA.
11.Registered office: National Registered Agents, Inc., 1999 Bryan Street, Dallas TX 75201, USA.
*In liquidation.
†Entity is tax resident in the UK.
A list of the Group’s joint ventures as at 31 March 2024 is given below.
All joint ventures are included in the Group’s Financial statements using the equity method of accounting.
Incorporated in England and Wales
Registered office: 1–3 Strand, London, WC2N 5EH, UK (unless stated otherwise in footnotes).
BritNed Development Limited (50%)**
National Places LLP (50%)[1]
Nemo Link Limited (50%)
Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive,
Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Community Offshore Wind, LLC (previously Bight Wind Holdings LLC) (27.27%)[2]
Clean Energy Storage Systems LLC (50%)
Emerald Energy Venture, LLC (51%)
Island Park Energy Center, LLC (50%)
LI Energy Storage System, LLC (50%)
LI Solar Generation, LLC (50%)
Incorporated in France
Registered office: 1 Terrasse Bellini, Tour Initiale, TSA 41000 – 9291,
Paris La Defense, CEDEX, France
IFA2 (50%)*
Joint operations
A list of the Group’s incorporated joint operations as at 31 March 2024 is given below. All joint operations are included in the Group’s financial statements under IFRS 11 Joint arrangements.
Incorporated in England and Wales
Registered office: 1–3 Strand, London, WC2N 5EH, UK (unless stated otherwise in footnotes).
Eastern Green Link 1 Limited (50%)
Eastern Green Link 2 Limited (50%)[3]
NGET/SPT Upgrades Limited (50%)†
A list of the Group’s associates as at 31 March 2024 is given below.
Unless otherwise stated, all associates are included in the Group’s financial statements using the equity method of accounting.
Incorporated in England and Wales
Registered office: National Grid House, Warwick Technology Park, Gallows Hill,
Warwick, CV34 6DA
GasT TopCo Limited (20%)
Joint Radio Company Limited (25%)[4]***
Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive,
Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Clean Line Energy Partners LLC (32%)[2]
Connecticut Yankee Atomic Power Company (19.5%)[5]
Direct Global Power Inc. (26%)[2]
Energy Impact Fund LP (9.41%)[6]
KHB Venture LLC (33.33%)[7]
Maine Yankee Atomic Power Company (24%)[8]
New York Transco LLC (28.3%)[9]
NYSEARCH RMLD, LLC (22.63%)
The Hive IV, LLC (28.2%)[2]
Yankee Atomic Electric Company (34.5%)[10]
Incorporated in Belgium
Registered office: Avenue de Cortenbergh 71, 1000 Brussels, Belgium
Coreso SA (15.84%)
Other investments
A list of the Group’s other investments as at 31 March 2024 is given below.
Incorporated in England and Wales
Registered office: 1 More London Place, London SE1 2AF, UK
Energis plc (33.06%)‡
Registered office: Third Floor, Northumberland House, 303–306 High Holborn,
London, WC1V 7JZ
Electralink Limited (27.04%)
1.Registered office: 80 Cheapside, London, EC2V 6EE, UK.
2.Registered office: The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, USA.
3.Registered office: No.1 Forbury Place, 43 Forbury Road, Reading, RG1 3JH, UK.
4.Registered office: Friars House, Manor House Drive, Coventry, CV1 2TE, UK.
5.Registered office: Carla Pizzella, 362 Injun Hollow Road, East Hampton CT 06424-3099, USA.
6.Registered office: Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, USA.
7.Registered office: c/o de maximis, inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.
8.Registered office: Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.
9.Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
10.Registered office: Karen Sucharzewski, 49 Yankee Road, Rowe MA 01367, USA.
*In liquidation.
**National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.
***National Grid Electricity Transmission plc owns one £0.50 A Ordinary share.
†National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.
‡In administration.
Our interests and activities are held or operated through the subsidiaries, joint arrangements or associates as disclosed above. These interests and activities (and their branches) are established in – and subject to the laws and regulations of – these jurisdictions.
The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 supported by guarantees issued by National Grid plc over their liabilities for the year ended 31 March 2024:

Company name	Company number
National Grid Holdings Limited	3096772
National Grid International Limited	2537092
National Grid (US) Holdings Limited	2630496
National Grid (US) Investments 4 Limited	3867128
National Grid (US) Partner 1 Limited	4314432
NG Nominees Limited	2489329